Lease (Details) - Schedule of other information related to leases is presented - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases		$ 1,234	$ 2,894	$ 4,635
Weighted Average Remaining Lease Term:
Operating leases		4 months 28 days		7 months 28 days
Weighted Average Discount Rate:
Operating leases		4.75%	4.75%	4.75%